SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENT
Risk-free interest rate			1.66%
Expected volatility			52.20%
Share options
SHARE-BASED PAYMENT
Risk-free interest rate		4.25%
Risk-free interest rate, minimum	3.79%
Risk-free interest rate, maximum	4.86%
Expected volatility		52.40%
Expected volatility, minimum	52.30%
Expected volatility, maximum	52.70%
Expected life of option (years)	10 years	10 years	10 years
Fair value per ordinary share		¥ 1.96
Share options | Minimum
SHARE-BASED PAYMENT
Fair value per ordinary share	¥ 1.82		¥ 8.05
Share options | Maximum
SHARE-BASED PAYMENT
Fair value per ordinary share	¥ 2.71		¥ 12.98